SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands				1 Months Ended				12 Months Ended
	Dec. 18, 2023	Nov. 11, 2022	Aug. 05, 2013	May 30, 2024	Dec. 27, 2023	Sep. 29, 2021	Dec. 18, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 18, 2023	Dec. 31, 2022
Average interest rate, short-term bank deposits in U.S. dollars								5.51%	6.20%
Amortization in R&D expenses								$ 0	$ 325		$ 6,019
Revenue recognition under milestone method		$ 7,500		$ 5,000	$ 10,000	$ 6,000	$ 2,000
Deferred revenue								22,864	36,541
Severance expenses								481	432		$ 468
Total transaction price allocated to remaining performance obligations								$ 43,677
Percentage of total remaining performance obligations								22.00%
Upfront payment received			$ 10,000					$ 10,000
Potential milestone compensation								200,000
Accrued milestone payment								30,500
License revenue								22,864	$ 23,459
Deferred revenues included in current liabilities								9,632
Deferred revenues included in non current liabilities								$ 34,045
Milestone payment										$ 30,000,000
Options [Member]
Weighted average number of shares related to outstanding options excluded from the calculations of diluted net loss per share								8,496,655	7,921,020		8,405,615
Master Clinical Agreement One [Member]
Investment amount								$ 12,000
Deferred participation of BMS in R&D expenses								4,121
Master Clinical Agreement Two [Member]
Investment amount								20,000
Deferred participation of BMS in R&D expenses								$ 5,000
License Agreement With Gilead [Member]
Upfront payment received	$ 60,000
Potential milestone compensation	758,000									$ 758,000
Milestone payment	$ 30,000